GENERAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jul. 18, 2012	Dec. 31, 2011	Sep. 19, 2011
GENERAL [Abstract]
Percentage of shares acquired				100.00%
Stock split ratio	0.25
Ordinary shares, par value per share	$ 0.4	$ 0.1	$ 0.4